Dreyfus Manager Funds II (the "Registrant")
-          Dreyfus Balanced Opportunity Fund (the “Fund”)

Incorporated herein by reference is the above-referenced Fund's As Revised Prospectus filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on November 3, 2014 (SEC Accession No. 0001224568-14-000022).